Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Mar. 31, 2025
Payables and Accruals [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities

	For the Years Ended March 31,
	2025	2024
Payroll payable	$156,932	$174,431
VAT and other taxes payable	245,739	216,076
Other payable	315,657	16,033
Accrued expenses and other current liabilities	$718,327	$406,540